Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 45,620	$ 41,136
Interest bearing deposits with other banks	129,367	125,945
Total cash and cash equivalents	174,987	167,081
Securities available for sale (at fair value)	643,050	648,362
Securities held for investment (fair values : $14,542 in 2012 and $20,487 in 2011)	13,818	19,977
Total securities	656,868	668,339
Loans available for sale	36,021	6,795
Loans, including deferred costs of $1,530 in 2012 and $1,632 in 2011	1,226,081	1,208,074
Less: Allowance for loan losses	(22,104)	(25,565)
Net loans	1,203,977	1,182,509
Bank premises and equipment, net	34,465	34,227
Other real estate owned	11,887	20,946
Other intangible assets	1,501	2,289
Other assets	54,223	55,189
TOTAL ASSETS	2,173,929	2,137,375
LIABILITIES
Demand deposits (noninterest bearing)	422,833	328,356
NOW	509,371	469,631
Savings deposits	164,956	133,578
Money market accounts	343,915	319,152
Other time deposits	182,495	244,886
Brokered time certificates	8,203	4,558
Time certificates of $100,000 or more	127,188	218,580
Total deposits	1,758,961	1,718,741
Federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days	136,803	136,252
Borrowed funds	50,000	50,000
Subordinated debt	53,610	53,610
Other liabilities	9,009	8,695
Total liabilities	2,008,383	1,967,298
Commitments and Contingencies (Notes K and P)
SHAREHOLDERS' EQUITY
Series A preferred stock, par value $0.10 per share - authorized 4,000,000 shares, issued and outstanding 2,000 shares of Series A	48,746	47,497
Warrant for purchase of 589,625 shares of common stock at $6.36 per share	0	3,123
Common stock, par value $0.10 per share authorized 300,000,000 shares, issued 94,875,645 and outstanding 94,837,170 shares in 2012 authorized 300,000,000 shares, issued 94,693,002 and outstanding 94,686,801 shares in 2011	9,484	9,469
Additional paid-in capital	222,851	218,925
Accumulated deficit	(118,611)	(114,152)
Less: Treasury stock (38,475 shares in 2012 and 6,201 shares in 2011 ), at cost	(62)	(13)
Total shareholders' equity before accumulated other comprehensive income, net	162,408	164,849
Accumulated other comprehensive income, net	3,138	5,228
TOTAL SHAREHOLDERS' EQUITY	165,546	170,077
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,173,929	$ 2,137,375